Monetta Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Basic Material - 4.8%
Chemical-Specialty - 3.4%
Air Products and Chemicals, Inc.	3,500	$1,016,715
Albemarle Corp.	12,000	2,154,360
		3,171,075
Steel - 1.4%
Nucor Corp.	7,500	1,268,250
Total Basic Material		4,439,325

Capital Equipment - 9.4%
Aerospace & Defense - 1.9%
RTX Corp.	9,000	1,736,100

Commercial Services - 1.1%
QXO, Inc. (a)	53,000	1,029,260

Containers/Packaging - 1.1%
Amcor PLC	25,000	993,750

Diversified Operations - 1.5%
General Electric Co.	5,000	1,418,850

Electrical Equipment - 2.7%
BWX Technologies, Inc.	7,000	1,431,430
Rockwell Automation, Inc.	2,800	1,004,864
		2,436,294
Machinery-Construction & Mining - 1.1%
Caterpillar, Inc.	1,400	991,844
Total Capital Equipment		8,606,098

Consumer Cyclical - 7.5%
Apparel Manufacturing - 1.1%
Deckers Outdoor Corp. (a)	10,000	1,000,900

Automobile - 2.0%
Tesla, Inc. (a)	5,000	1,858,750

Leisure Service - 3.3%
Netflix, Inc. (a)	17,000	1,634,550
Roku, Inc. (a)	15,000	1,419,300
		3,053,850
Media-Radio/TV - 1.1%
Walt Disney Co.	10,000	963,800
Total Consumer Cyclical		6,877,300

Energy - 10.4%
Energy - 1.5%
GE Vernova, Inc.	1,600	1,396,640

Oil & Gas-Equipment & Services - 2.7%
Halliburton Co.	38,000	1,481,620
SLB Ltd.	20,000	1,027,800
		2,509,420
Oil & Gas-Exploration & Production - 2.0%
APA Corp.	42,000	1,782,480

Oil & Gas-Integrated - 1.4%
Exxon Mobil Corp.	7,500	1,272,450

Oil & Gas-Refining/Marketing - 2.8%
Marathon Petroleum Corp.	5,200	1,269,736
Phillips 66	7,200	1,311,696
		2,581,432
Total Energy		9,542,422

Financial - 8.4%
Bank-Money Center - 5.3%
Goldman Sachs Group, Inc.	1,500	1,268,985
JPMorgan Chase & Co.	12,000	3,529,920
		4,798,905
Brokerage & Investment Management - 3.1%
Interactive Brokers Group, Inc. - Class A	20,000	1,341,400
Robinhood Markets, Inc. - Class A (a)	22,000	1,524,600
		2,866,000
Total Financial		7,664,905

Healthcare - 6.6%
Healthcare-Biomedical/Genetic - 5.5%
Gilead Sciences, Inc.	10,000	1,393,700
Illumina, Inc. (a)	8,500	1,047,710
Regeneron Pharmaceuticals, Inc.	1,500	1,158,960
Royalty Pharma PLC - Class A	30,000	1,439,100
		5,039,470
Healthcare-Medical Supply - 1.1%
Cardinal Health, Inc.	5,000	1,056,550
Total Healthcare		6,096,020

Retail - 12.6%
Retail-Major Chain - 2.2%
Target Corp.	8,500	1,030,200
Wal-Mart Stores, Inc.	8,000	994,240
		2,024,440
Retail-Restaurant - 1.0%
Starbucks Corp.	10,000	895,900

Retail-Specialty - 9.4%
Alibaba Group Holding Ltd. - ADR	7,500	940,950
Amazon.com, Inc. (a)	31,500	6,560,505
TJX Companies, Inc.	7,000	1,117,900
		8,619,355
Total Retail		11,539,695

Technology - 39.3% (b)
Computer Data Storage - 4.6%
Apple, Inc.	13,000	3,299,270
NetApp, Inc.	9,000	921,510
		4,220,780
Computer-Software - 7.9%
Cisco Systems, Inc.	14,000	1,086,260
Microsoft Corp.	6,000	2,221,020
Palantir Technologies, Inc. - Class A (a)	20,000	2,925,600
Shopify, Inc. - Class A (a)	8,500	1,008,270
		7,241,150
Electronic-Semiconductor - 12.9%
Advanced Micro Devices, Inc. (a)	8,500	1,729,155
ASML Holding NV	800	1,056,664
Broadcom, Inc.	6,000	1,857,060
Lam Research Corp.	4,200	897,372
Micron Technology, Inc.	2,500	844,600
NVIDIA Corp.	25,000	4,360,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,100	1,047,645
		11,792,496
Internet - 10.6%
Alphabet, Inc. - Class C	23,000	6,597,780
Baidu, Inc. - ADR (a)	7,600	846,792
Meta Platforms, Inc. - Class A	4,000	2,288,520
		9,733,092
Manufacturing - 2.3%
Corning, Inc.	8,000	1,087,760
Jabil, Inc.	4,000	1,062,520
		2,150,280
Telecommunication Equipment - 1.0%
EchoStar Corp. - Class A (a)	8,000	936,560
Total Technology		36,074,358
TOTAL COMMON STOCKS (Cost $52,672,411)		90,840,123

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	984,213	984,213
TOTAL MONEY MARKET FUNDS (Cost $984,213)		984,213

TOTAL INVESTMENTS - 100.1% (Cost $53,656,624)		91,824,336
Liabilities in Excess of Other Assets - (0.1)%		(59,105)
TOTAL NET ASSETS - 100.0%		$91,765,231

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026. Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Monetta Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,840,123	$–	$–	$90,840,123
Money Market Funds	984,213	–	–	984,213
Total Investments	$91,824,336	$–	$–	$91,824,336

Refer to the Schedule of Investments for further disaggregation of investment categories.